Equipment, Net	12 Months Ended
Dec. 31, 2010
Equipment, Net [Abstract]
Equipment, Net

8. Equipment, Net

Equipment, net consists of the following:

	December 31,
	2009	2010
Media display equipment	$165,254,415	$191,447,959
Computers and office equipment	9,887,787	10,315,385
Leasehold improvements	1,558,213	2,025,582
Vehicles	974,293	1,245,472

Total	177,674,708	205,034,398
Less: accumulated depreciation and amortization	(100,013,561)	(136,147,602)

Total	$77,661,147	$68,886,796

The majority of the Group’s display equipment is installed on premises of its location providers, such as residential complexes, commercial locations and stores.

Depreciation expense for the years ended December 31, 2008, 2009 and 2010 was $31,241,513, $35,004,686 and $28,270,063, respectively, of which $542,754, $724,515 and $355,004 was related to discontinued operations.

In 2009, the Group determined that it would cease expansion of its digital poster frame networks and, in response to a regulation promulgated by Shanghai Municipality Government in early 2009, the operation of its boat-based advertising platform on the Huangpu River. The Group recorded an aggregate impairment loss of $40,318,817 of related equipment for the year ended December 31, 2009.

The Group did not incur impairment loss on equipment for the year ended December 31, 2010.